Goodwill (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2013 CNY (¥)
Goodwill
Goodwill, gross		¥ 2,622,470,000	¥ 2,622,470,000		¥ 9,135,088,000	¥ 14,649,000
Accumulated impairment loss		(2,593,420,000)			(2,593,420,000)
Goodwill, net		29,050,000	2,622,470,000	$ 942,196	6,541,668,000	14,649,000
Additions	¥ 6,512,618,000		2,607,821,000
Impairment	0	(2,593,420,000)	0
JD Mall
Goodwill
Goodwill, gross		14,401,000	14,401,000		6,527,019,000
Goodwill, net		14,401,000	14,401,000		6,527,019,000
Additions	¥ 6,512,618,000		14,401,000
New Businesses
Goodwill
Goodwill, gross		2,608,069,000	2,608,069,000		2,608,069,000	14,649,000
Accumulated impairment loss		(2,593,420,000)			(2,593,420,000)
Goodwill, net		14,649,000	2,608,069,000		¥ 14,649,000	¥ 14,649,000
Additions			¥ 2,593,420,000
Impairment		¥ (2,593,420,000)